WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS
-------------------------------------------
   PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

     During the last 5 years of the 1990's, the U.S. stock market produced returns that were not only well above long-term norms, but were also very narrow in scope, with only a handful of companies, mainly technology-oriented companies, producing the majority of the reported return. In 1999, for example, the Standard & Poor 500 Index (the "S&P 500") produced a return of 21.5%. That same year the technology component of the S&P 500 (79 stocks) rose 78.3%. Were it not for the technology component, the S&P 500 return would have been 6.2%. Last year the technology component (86 stocks) within the S&P 500 fell by 38.9% dragging the overall index down 9.1% for the year. The S&P 500 last year would have risen 3.6% were it not for the technology component price decline.

     During this period of market fluctuation, many investors began to question standard fundamental equity analysis of stocks as a reliable tool for evaluating stocks. After all, by those traditional measures, technology stocks looked outrageously expensive, yet continued to surge upward. The optimists could be heard saying things like, "This is a new economy and old, traditional methods no longer are applicable." Pessimists used analogies comparing the technology craze with the tulip bulb craze in Holland in the seventeenth century or the Japan craze in the early 1990's. Neither craze had a particularly happy ending.

     Last year started off looking like the pessimists would finally be proven right. The technology heavy NASDAQ Index ("NASDAQ") fell by 230 points on the first trading day of the year -- the biggest decline since 1998 when Russian debt defaults triggered world-wide financial market declines. However, the drop was short-lived as the NASDAQ hit an all time high of 5047 on March 10, 2000. (It now appears quite evident that it will be a very long time until we see that number again). The first quarter of 2000 produced a modest 2.3% return for the S&P 500 and a 12.7% return for the NASDAQ.

     Also, during the first quarter, the inflation rate rose to 3.6% from 1.6% a year before and economic growth equaled 6.0%, which is both unsustainable and potentially inflationary. As a consequence of these trends, the Federal Reserve Bank (the "Fed") raised short-term interest rates by 0.25% on March 10, 2000. The Fed's intentions were quite clear -- slow down economic growth, keep inflation from rising AND strip "excess exuberance" from the technology stocks. As we now know, it was quite successful in all three -- maybe even a little TOO successful.

     The rest of the year showed the results of the Fed's actions. One by one, statistics all fell in line and painted a very unmistakable picture of the economy slowing and, in some cases, corporate profits falling. An announcement late in the year by a major U.S. bank, detailing credit problems, seemed to say it all -- economic growth is weak, profits are too, and credit problems are rising.

     Late in the fourth quarter 2000, the Chairman of the Federal Reserve, Alan Greenspan, noted in a speech that indeed growth had subsided and, just maybe, interest rates might be able to come down. The NASDAQ reacted to those comments by rising a record 10.0% in one day. Unfortunately, investors soon realized that the second half of Greenspan's comments -- interest rates might come down -- was preceded by the first half -- the economy is slowing. Serious investors soon realized that a slower economy means slower corporate profit growth. Most of that record one-day gain was given back by the end of the year.

     As the new year began, the realities of slower growth and corporate profits hit the Fed and it has responded by cutting interest rates by 50 basis points, on January 3, 2001.

----------------------
* PAST PERFORMANCE IS NOT NECESSARILY INDICATIVE OF FUTURE RESULTS. AN INVESTMENT IN THIS FUND IS NEITHER INSURED NOR GUARANTEED BY WILMINGTON TRUST COMPANY OR ANY OTHER BANKING INSTITUTION, THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. RESULTS ARE HIGHER DUE TO THE ADVISOR'S MAINTENANCE OF THE PORTFOLIO'S EXPENSES. SEE FINANCIAL HIGHLIGHTS ON PAGES 8, 9 AND 10.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS
-------------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

     Now that 2000 is behind us, we can see two very clear developments -- stock price volatility set a record, and asset allocation clearly helps to reduce portfolio volatility. Last year, 40% of the trading days produced S&P 500 price changes of 1.0% or greater. This is the greatest degree of stock price volatility since 1974 and more than double the long term average for this statistic. The NASDAQ index volatility was even greater. This index produced 1.0% or more price moves on 75% of its trading days, which is more than three times the long term volatility. In fact the NASDAQ produced a greater number of 3% or more price-change-days last year than in its entire twenty-nine year history prior to 2000.

     So, what's the outlook for this year? At best it is hard to say; no one knows for sure. But, investors will be watching the Fed's reactions to the slowing economy.

MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE

SHORT/INTERMEDIATE BOND AND INTERMEDIATE BOND PORTFOLIO

     The two Portfolios have performed well during the past six months. The Short/Intermediate Bond Portfolio had a total return of 6.27%, which was slightly behind the 6.68% earned by the Lehman Intermediate Government/Credit Index but well ahead of the mean return of funds in the Lipper Short/Intermediate Investment Grade Universe of 5.31%. The Intermediate Bond Portfolio had a total return of 6.97%, which was slightly behind the 7.37% earned by the Lehman Government/Credit Index but well ahead of the mean return of funds in the Lipper Intermediate Investment Grade Universe of 6.52%.

     The two Portfolios both benefited from the positive environment for fixed income investors. While the Fed did not actually lower rates during this time, the market began to anticipate the change in direction and longer-term rates began to react. Long-term Treasury bonds shed 44 basis points to finish the year at 5.46%. Two-year Treasury notes performed extremely well, dropping over 125 basis points in yield to finish at 5.09%. The yield curve remained inverted with overnight rates higher than intermediate rates. However, the belly of the curve began to exhibit expectations that the Fed would be shifting their policy as the lowest yielding point began shifting towards shorter maturity periods.

     The second half of the year also saw credit quality concerns grow, as the slowing economy began to take a toll on corporate balance sheets. The auto industry was particularly hard hit, as higher oil prices reduced demand for their more profitable sport utility vehicles. Both Portfolios suffered mildly from the erosion of prices in the credit sensitive sectors. Government-backed mortgage holdings were increased to help build up the overall credit quality of both Portfolios.

MUNICIPAL BOND PORTFOLIO

     The Municipal Bond Portfolio is an intermediate duration, high quality fund designed to produce a high level of income that is exempt from federal income taxes while seeking preservation of capital. The basic strategy of the Portfolio is to identify and purchase the undervalued sectors of the municipal market. The Portfolio will normally be fully invested with an average maturity in the 5 to 10 year range.

     During the third quarter, signs of a slowing economy began to emerge as a result of high interest rates and high oil prices. The Fed did not continue to raise rates, but kept an inflationary bias. As the fourth quarter got under way, weak economic data continued to be released, the Fed moved to a weakness bias and it became clear that they would lower rates in the first quarter of 2001.

     The municipal market began to rally in July and August and credit spreads began to narrow as investors began reaching for yield. We took advantage of this compression to sell lower quality bonds and purchase higher quality

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

issues with little give up in yield. Higher quality bonds will hold their value better than lower quality bonds when interest rates move higher. The positive sentiment in the municipal market began to wane as September approached. Municipals had rallied too quickly, and subsequently, the market lost buyers. We viewed this backup in yields as an opportunity to use cash that we accumulated to purchase high quality, high coupon bonds with good call protection in the 12 to 17 year range. This strategy kept the Portfolio neutral with the target index in terms of duration, but placed a heavier emphasis on the coupon return for the Portfolio. As evidence of a slowing economy became apparent in the fourth quarter, we began to sell bonds that were trading just below par. We used these proceeds, along with funds from maturities and calls, to purchase discount bonds and noncallable bonds. Discount and noncallable bonds will outperform bonds trading at par in a declining interest rate environment. On December 31, 2000, the Portfolio had an average effective maturity of 7.3 years, a duration of 5.7 years, and an average coupon of 5.5%, versus the target Merrill Lynch Index of
6.8 years, 5.7 years and 5.4%, respectively.

     The Portfolio's performance of 5.21% for the six months ended December 31, 2000 lagged the Merrill Lynch Municipal Index return of 6.07%. Even with a neutral stance, our focus on income return for most of the year contributed to the underperformance versus this index. The Portfolio's performance for the past six-months was in line with the 5.46% return of our peer group, the Lipper Intermediate Municipal Index.

     We invite your comments and questions and thank you for your investment in the Wilmington Fixed Income Portfolios. We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.

                                       Sincerely,

                                       /s/ Robert J. Christian

                                       Robert J. Christian
February 21, 2001                      President

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS
-------------------------------------------
   FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2000 (Unaudited)

                                                                        SHORT/
                                                                     INTERMEDIATE    INTERMEDIATE      MUNICIPAL
                                                                    BOND PORTFOLIO  BOND PORTFOLIO  BOND PORTFOLIO
                                                                    --------------  --------------  --------------
ASSETS:
Investment in Series, at value ...................................    $144,415,557     $93,721,126     $18,136,332
Receivable for Portfolio shares sold .............................         266,500           2,000              --
Receivable for investment in Series withdrawn ....................         145,000              --              --
Other assets .....................................................             271          31,668           9,324
                                                                      ------------     -----------     -----------
Total assets .....................................................     144,827,328      93,754,794      18,145,656
                                                                      ------------     -----------     -----------

LIABILITIES:
Dividends payable ................................................         746,521         481,347          52,797
Payable for Portfolio shares redeemed ............................         145,000              --              --
Payable for investment in Series .................................         266,500           2,000              --
Other accrued expenses ...........................................          77,462          30,491              --
                                                                      ------------     -----------     -----------
Total liabilities ................................................       1,235,483         513,838          52,797
                                                                      ------------     -----------     -----------
NET ASSETS .......................................................    $143,591,845     $93,240,956     $18,092,859
                                                                      ============     ===========     ===========

NET ASSETS CONSIST OF:
Paid-in capital ..................................................    $143,997,817     $91,390,286     $17,808,606
Accumulated net realized loss on investments .....................      (1,336,906)       (605,778)        (31,899)
Net unrealized appreciation of investments .......................         930,934       2,456,448         316,152
                                                                      ------------     -----------     -----------
NET ASSETS .......................................................    $143,591,845     $93,240,956     $18,092,859
                                                                      ============     ===========     ===========
Shares of beneficial interest outstanding ........................      14,396,255       9,502,782       1,435,425
                                                                      ============     ===========     ===========
NETASSET VALUE, offering and redemption price per share
   ($0.01 par value, unlimited authorized shares):
   Institutional shares ..........................................           $9.97           $9.81          $12.60
                                                                             =====           =====          ======

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS
-------------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
For the Six-Month Period Ended December 31, 2000 (Unaudited)

                                                                        SHORT/
                                                                     INTERMEDIATE    INTERMEDIATE      MUNICIPAL
                                                                    BOND PORTFOLIO  BOND PORTFOLIO  BOND PORTFOLIO
                                                                    --------------  --------------  --------------
INVESTMENT INCOME:
   Investment income from Series ..............................        $4,751,160      $2,957,550        $452,724
   Expenses from Series .......................................          (366,192)       (224,867)        (50,318)
                                                                       ----------      ----------        --------
      Net investment income from Series .......................         4,384,968       2,732,683         402,406
                                                                       ----------      ----------        --------
EXPENSES:
   Administration and accounting fees .........................            27,145          27,145          27,145
   Transfer agent fees ........................................            22,492          19,528           2,462
   Custody fees ...............................................               316           1,351           1,735
   Trustees' fees .............................................             2,762           2,762           1,530
   Reports to shareholders ....................................            15,188           7,911           1,275
   Amortization of organizational expenses ....................                --           8,355              --
   Registration fees ..........................................            12,299           8,508          10,373
   Professional fees ..........................................            16,777          13,240          13,398
   Other ......................................................             6,718           3,480           1,354
                                                                       ----------      ----------        --------
      Total expenses before fee waivers and
         expense reimbursements ...............................           103,697          92,280          59,272
      Expenses reimbursed .....................................           (72,480)        (75,787)        (17,881)
      Administration/Accounting fees waived ...................                --              --         (27,145)
                                                                       ----------      ----------        --------
         Total expenses, net ..................................            31,217          16,493          14,246
                                                                       ----------      ----------        --------
   Net investment income ......................................         4,353,751       2,716,190         388,160
                                                                       ----------      ----------        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments ....................          (320,159)       (272,083)         41,186
   Net change in unrealized appreciation (depreciation)
      of investments ..........................................         4,649,618       3,499,612         453,979
                                                                       ----------      ----------        --------
   Net gain on investments ....................................         4,329,459       3,227,529         495,165
                                                                       ----------      ----------        --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........        $8,683,210      $5,943,719        $883,325
                                                                       ==========      ==========        ========

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS
-------------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
For the Six-Month Period Ended December 31, 2000 (Unaudited)

                                                                     SHORT/
                                                                  INTERMEDIATE      INTERMEDIATE       MUNICIPAL
                                                                 BOND PORTFOLIO    BOND PORTFOLIO   BOND PORTFOLIO
                                                                 --------------    --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ......................................  $  4,353,751      $  2,716,190     $     388,160
   Net realized gain (loss) on investments ....................      (320,159)         (272,083)           41,186
   Net change in unrealized appreciation (depreciation)
      on investments ..........................................     4,649,618         3,499,612           453,979
                                                                 ------------       -----------       -----------
Net increase in net assets resulting from operations ..........     8,683,210         5,943,719           883,325
                                                                 ------------       -----------       -----------
Distributions to shareholders from net investment income ......    (4,353,751)       (2,716,190)         (388,160)
                                                                 ------------       -----------       -----------
Portfolio share transactions (a):
   Proceeds from shares sold ..................................     4,326,455        16,604,962         1,807,702
   Cost of shares issued on reinvestment of
      distributions ...........................................     3,745,806         2,544,971           287,541
   Cost of shares redeemed ....................................    (8,824,471)       (8,446,597)         (507,018)
                                                                 ------------       -----------       -----------
Net increase (decrease) in net assets from Portfolio share
   transactions ...............................................      (752,210)       10,703,336         1,588,225
                                                                 ------------       -----------       -----------
Total increase in net assets ..................................     3,577,249        13,930,865         2,083,390
NET ASSETS:
   Beginning of period ........................................   140,014,596        79,310,091        16,009,469
                                                                 ------------       -----------       -----------
   End of period ..............................................  $143,591,845       $93,240,956       $18,092,859
                                                                 ============       ===========       ===========

(a) TRANSACTIONS IN CAPITAL SHARES WERE:                             SHARES            SHARES            SHARES
                                                                   ----------         ---------         ---------
   Shares sold ................................................       441,681         1,731,538           145,733
   Shares issued on reinvestment of distributions .............       383,759           266,328            23,212
   Shares redeemed ............................................      (901,936)         (881,976)          (40,874)
                                                                   ----------         ---------         ---------
   Net increase (decrease) in shares ..........................       (76,496)        1,115,890           128,071
   Shares outstanding-- Beginning of period ...................    14,472,751         8,386,892         1,307,354
                                                                   ----------         ---------         ---------
   Shares outstanding-- End of period .........................    14,396,255         9,502,782         1,435,425
                                                                   ==========         =========         =========

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS
-------------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2000

                                                                   SHORT/
                                                                INTERMEDIATE     INTERMEDIATE         MUNICIPAL
                                                               BOND PORTFOLIO+  BOND PORTFOLIO+    BOND PORTFOLIO+
                                                               ---------------  ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ....................................    $  7,246,034       $ 5,357,832       $   720,131
   Net realized loss on investments .........................        (922,085)         (299,103)          (25,738)
   Net change in unrealized appreciation (depreciation)
      on investments ........................................        (990,660)         (945,928)         (162,736)
                                                                 ------------       -----------       -----------
Net increase in net assets resulting from operations ........       5,333,289         4,112,801           531,657
                                                                 ------------       -----------       -----------
Distributions to shareholders:
   From net investment income ...............................      (7,246,034)       (5,357,832)         (720,131)
   From net realized gain ...................................        (321,387)         (218,273)          (93,771)
                                                                 ------------       -----------       -----------
Total distributions .........................................      (7,567,421)       (5,576,105)         (813,902)
                                                                 ------------       -----------       -----------
Portfolio share transactions (a):
   Proceeds from shares sold ................................      13,368,306        22,094,931         1,410,916
   Net assets from merger (Note 5) ..........................      52,330,738                --                --
   Cost of shares issued on reinvestment of
      distributions .........................................       5,902,595         5,316,492           640,185
   Cost of shares redeemed ..................................     (18,735,411)      (33,935,254)       (2,371,645)
                                                                 ------------       -----------       -----------
Net increase (decrease) in net assets from Portfolio share
   transactions .............................................      52,866,228        (6,523,831)         (320,544)
                                                                 ------------       -----------       -----------
Total increase (decrease) in net assets .....................      50,632,096        (7,987,135)         (602,789)
NET ASSETS:
   Beginning of year ........................................      89,382,500        87,297,226        16,612,258
                                                                 ------------       -----------       -----------
   End of year ..............................................    $140,014,596       $79,310,091       $16,009,469
                                                                 ============       ===========       ===========

(a) TRANSACTIONS IN CAPITAL SHARES WERE:                             SHARES            SHARES            SHARES
                                                                   ----------         ---------         ---------
   Shares sold ..............................................       3,113,024         2,328,486           116,635
   Shares issued from merger ................................       5,358,114                --                --
   Shares issued on reinvestment of distributions ...........         475,018           562,705            52,321
   Shares redeemed ..........................................      (1,428,504)       (3,572,894)         (193,064)
                                                                   ----------         ---------         ---------
   Net increase (decrease) in shares ........................       7,517,652          (681,703)          (24,108)
   Shares outstanding-- Beginning of year ...................       6,955,099         9,068,595         1,331,462
                                                                   ----------         ---------         ---------
   Shares outstanding-- End of year .........................      14,472,751         8,386,892         1,307,354
                                                                   ==========         =========         =========

+ Reflects operating history of predecessor mutual fund (see note 5).

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS
-------------------------------------------
   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                        FOR THE SIX MONTHS        FOR THE        FOR THE PERIOD        FOR THE FISCAL YEARS
                                              ENDED             FISCAL YEAR     NOVEMBER 1, 1998         ENDED OCTOBER 31,
SHORT/INTERMEDIATE BOND                 DECEMBER 31, 2000(1)       ENDED            THROUGH        ----------------------------
   PORTFOLIO-- INSTITUTIONAL SHARES        (UNAUDITED)       JUNE 30, 2000(1)+   JUNE 30, 1999+     1998+      1997+     1996+
                                        ------------------   ---------------    -----------------  -------    -------   -------
NET ASSET VALUE -- BEGINNING OF
   PERIOD ............................      $   9.67           $   9.86              $ 10.27       $ 10.03    $  9.94   $ 10.04
                                            --------           --------              -------       -------    -------   -------
INVESTMENT OPERATIONS:
   Net investment income .............          0.30               0.52                 0.37          0.58       0.59      0.60
   Net realized and unrealized gain
      (loss) on investments ..........          0.30              (0.16)               (0.39)         0.24       0.09     (0.10)
                                            --------           --------              -------       -------    -------   -------
      Total from investment
        operations ...................          0.60               0.36                (0.02)         0.82       0.68      0.50
                                            --------           --------              -------       -------    -------   -------
DISTRIBUTIONS:
   From net investment income ........         (0.30)             (0.52)               (0.37)        (0.58)     (0.59)    (0.60)
   From net realized gain ............            --              (0.03)               (0.02)           --         --        --
                                            --------           --------              -------       -------    -------   -------
      Total distributions ............         (0.30)             (0.55)               (0.39)        (0.58)     (0.59)    (0.60)
                                            --------           --------              -------       -------    -------   -------
NET ASSET VALUE -- END
   OF PERIOD .........................      $   9.97           $   9.67              $  9.86       $ 10.27    $ 10.03   $  9.94
                                            ========           ========              =======       =======    =======   =======
TOTAL RETURN .........................          6.27%**            4.28%               (0.27)%**      8.40%      7.13%     5.18%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense
        limitations ..................          0.55%*             0.55%                0.55%*        0.59%      0.65%     0.65%
      Excluding expense
        limitations ..................          0.65%*             0.72%                0.67%*        0.83%      1.12%     1.09%
   Net investment income .............          6.03%*             6.35%                5.47%*        5.64%      5.98%     6.07%
Portfolio turnover ...................         22.97%             47.23%               29.71%        40.66%     83.54%    85.77%
Net assets at end of period
   (000 omitted) .....................      $143,592           $140,015              $89,383       $94,597    $31,456   $31,777


*   Annualized.
**  Not annualized.
+ Effective November 1, 1999, the Rodney Square Short/Intermediate Bond Portfolio ("Rodney Square Portfolio") was merged into the Wilmington Short/Intermediate Bond Portfolio. The financial highlights for periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio which have been restated to reflect the share conversion ratio applied in the merger.
(1) Effective November 1, 1999, the expense and net investment income ratios include expenses allocated from the WT Investment Trust I - Short/Intermediate Bond Series (the "Series") and the portfolio turnover reflects the investment activity of the Series.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS
-------------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

                                             FOR THE SIX MONTHS        FOR THE         FOR THE PERIOD    FOR THE PERIOD
                                                    ENDED            FISCAL YEAR     NOVEMBER 1, 1998     JUNE 29, 1998
INTERMEDIATE BOND PORTFOLIO --               DECEMBER 31,2000(1)        ENDED             THROUGH           THROUGH
   INSTITUTIONAL SHARES                          (UNAUDITED)      JUNE 30, 20001+     JUNE 30, 1999+    OCTOBER 31, 1998+
                                             ------------------   ---------------    -----------------  -----------------
NET ASSET VALUE -- BEGINNING OF
   PERIOD .................................       $    9.46         $    9.63            $  10.19            $  10.00
                                                  ---------         ---------           ---------            --------
INVESTMENT OPERATIONS:
   Net investment income ..................            0.30              0.58                0.38                0.20
   Net realized and unrealized gain
      (loss) on investments ...............            0.35             (0.15)              (0.53)               0.19
                                                  ---------         ---------           ---------            --------
      Total from investment
         operations .......................            0.65              0.43               (0.15)               0.39
                                                  ---------         ---------           ---------            --------
DISTRIBUTIONS:
   From net investment income .............           (0.30)            (0.58)              (0.38)              (0.20)
   From net realized gain .................              --             (0.02)              (0.03)                 --
                                                  ---------         ---------           ---------            --------
      Total distributions .................           (0.30)            (0.60)              (0.41)              (0.20)
                                                  ---------         ---------           ---------            --------
NET ASSET VALUE-- END OF PERIOD ...........       $    9.81         $    9.46           $    9.63            $  10.19
                                                  =========         =========           =========            ========

TOTAL RETURN ..............................            6.97%**           4.72%              (1.52)%**            3.89%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations .......            0.55%*            0.55%               0.55%*              0.55%*
      Excluding expense limitations .......            0.72%*            0.71%               0.67%*              0.66%*
   Net investment income ..................            6.19%*            6.15%               5.71%*              5.69%*
Portfolio turnover ........................           25.50%            53.23%              18.23%              17.66%
Net assets at end of period
   (000 omitted) ..........................         $93,241           $79,310             $87,297             $93,002

*   Annualized.
**  Not annualized.
+ Effective November 1, 1999, the Rodney Square Intermediate Bond Portfolio ("Rodney Square Portfolio") was merged into the Wilmington Intermediate Bond Portfolio. The financial highlights for periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio.
(1) Effective November 1, 1999, the expense and net investment income ratios include expenses allocated from the WT Investment Trust I - Intermediate Bond Series (the "Series") and the portfolio turnover reflects the investment activity of the Series.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS
-------------------------------------------
   FINANCIAL HIGHLIGHTS-- CONTINUED
--------------------------------------------------------------------------------

                                        FOR THE SIX MONTHS        FOR THE        FOR THE PERIOD        FOR THE FISCAL YEARS
                                              ENDED             FISCAL YEAR     NOVEMBER 1, 1998         ENDED OCTOBER 31,
MUNICIPAL BOND                          DECEMBER 31, 2000(1)       ENDED            THROUGH        ----------------------------
   PORTFOLIO-- INSTITUTIONAL SHARES        (UNAUDITED)       JUNE 30, 2000(1)+   JUNE 30, 1999+     1998+      1997+     1996+
                                        ------------------   ---------------    -----------------  -------    -------   -------
NET ASSET VALUE -- BEGINNING OF
   PERIOD ............................      $    12.25          $    12.48        $    12.94       $ 12.74    $ 12.46   $ 12.49
                                            ----------          ----------        ----------       -------    -------   -------
INVESTMENT OPERATIONS:
   Net investment income .............            0.28                0.56              0.36          0.56       0.55      0.55
   Net realized and unrealized gain
      (loss) on investments ..........            0.35               (0.15)            (0.40)         0.20       0.28     (0.03)
                                            ----------          ----------        ----------       -------    -------   -------
      Total from investment
        operations ...................            0.63                0.41             (0.04)         0.76       0.83      0.52
                                            ----------          ----------        ----------       -------    -------   -------
DISTRIBUTIONS:
   From net investment income ........           (0.28)              (0.56)            (0.36)        (0.56)     (0.55)    (0.55)
   From net realized gain ............              --               (0.08)            (0.06)           --         --        --
                                            ----------          ----------        ----------       -------    -------   -------
      Total distributions ............           (0.28)              (0.64)            (0.42)        (0.56)     (0.55)    (0.55)
                                            ----------          ----------        ----------       -------    -------   -------
NET ASSET VALUE -- END OF
   PERIOD ............................      $    12.60          $    12.25        $    12.48       $ 12.94    $ 12.74   $ 12.46
                                            ==========          ==========        ==========       =======    =======   =======
TOTAL RETURN .........................            5.21%**             3.40%            (0.30)%**      6.07%      6.85%     4.24%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense
        limitations ..................            0.75%*              0.75%             0.75%*        0.75%      0.75%     0.75%
      Excluding expense
        limitations ..................            1.28%*              1.03%             0.90%*        1.23%      1.52%     1.37%
   Net investment income .............            4.51%*              4.59%             4.29%*        4.35%      4.42%     4.41%
Portfolio turnover ...................           16.67%              50.26%            19.13%        43.72%     28.56%    15.91%
Net assets at end of period
   (000 omitted) .....................      $   18,093          $   16,009        $   16,612       $17,579    $17,446   $16,619

*   Annualized.
**  Not annualized.
+ Effective November 1, 1999, the Rodney Square Municipal Bond Portfolio ("Rodney Square Portfolio") was merged into the Wilmington Municipal Bond Portfolio. The financial highlights for periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio.
(1) Effective November 1, 1999, the expense and net investment income ratios include expenses allocated from the WT Investment Trust I - Municipal Bond Series (the "Series") and the portfolio turnover reflects the investment activity of the Series

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS
-------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. DESCRIPTION OF THE FUND. Wilmington Short/Intermediate Bond Portfolio, Wilmington Intermediate Bond Portfolio, and Wilmington Municipal Bond Portfolio (each a "Portfolio" and collectively the "Portfolios") are series of WT Mutual Fund (the "Fund"). The Fund is registered under the Investment Company Act of 1940 as an open-end investment management company and was organized as a Delaware business trust on June 1, 1994. The Declaration of Trust permits the Trustees to establish additional series, each of which is a separate class of shares. These financial statements and related notes pertain only to the Portfolios. Information regarding other series of the Fund are contained in separate reports to their shareholders.

     The Portfolios currently offer two classes of shares: Investor Shares and Institutional Shares. As of December 31, 2000, the Investor Shares have not commenced operations.

     Unlike other investment companies which directly acquire and manage their own portfolio of securities, effective November 1, 1999, each Portfolio seeks to achieve its investment objective by investing all of its investable assets in a corresponding series of WT Investment Trust I (the "Series") having the same investment objective, policies and limitations as the Portfolio. The performance of each Portfolio is directly affected by the performance of its corresponding Series. The financial statements of the Series, including their Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Portfolios' financial statements.

     Information presented for periods prior to November 1, 1999 reflects the operating results of predecessor mutual funds (see Note 5).

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Portfolios:

     VALUATION OF INVESTMENT IN SERIES. Valuation of each Portfolio's investment in the Series is based on the underlying securities held by the Series. Each Portfolio is allocated its portion of the Series' securities market value based on its ownership interest in the Series. Valuation of securities held by the Series is discussed in the notes to the Series' financial statements.

     FEDERAL INCOME TAXES. Each Portfolio is treated as a separate entity for federal income tax purposes and intends to continue qualifying as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute all of its taxable and tax-exempt income to its shareholders. Therefore, no federal income tax provision is required. At June 30, 2000, the Wilmington Short/Intermediate Portfolio had $135,190 net tax basis capital loss carryforwards to offset future capital gains which will expire June 30, 2008.

     INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS. Each Portfolio records its share of the respective Series' income, expenses and realized and unrealized gains and losses daily. Additionally, each Portfolio records its own expenses as incurred. Distributions to shareholders of the Portfolios are declared daily from net investment income and paid to shareholders monthly. For the Municipal Bond Portfolio only, the tax-exempt portion of each dividend is determined uniformly, based on the ratio of the Portfolio's tax-exempt and taxable income, if any, for the entire fiscal year. Distributions from net realized gains, if any, will be declared and paid annually.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS
-------------------------------------------
   NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

     DEFERRED ORGANIZATION COSTS. Organization costs incurred by the Intermediate Bond Portfolio have been deferred and are being amortized using the straight-line method over a five-year period beginning on the date it commenced operations.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT SECURITIES TRANSACTIONS. During the six-month period ended December 31, 2000, contributions to and withdrawals from the Series were as follows:

                                SHORT/INTERMEDIATE       INTERMEDIATE              MUNICIPAL
                                  BOND PORTFOLIO        BOND PORTFOLIO          BOND PORTFOLIO
                                ------------------      --------------          --------------
   Contributions ............      $4,407,282             $16,689,109              $1,821,829
   Withdrawal ...............      (9,473,877)             (8,640,841)               (654,500)

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The investment adviser to the Series is Wilmington Trust Company ("WTC"). Advisory fees charged to the Series are discussed in the notes to the Series' financial statements. Prior to November 1, 1999, WTC served as investment adviser to the Rodney Square Funds (see Note 5) under substantially similar terms.

     PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., a multi-bank holding company, provides administrative and accounting services to the Fund.

     PFPC also serves as transfer agent and dividend disbursing agent of the Fund pursuant to a separate Transfer Agency Agreement with the Fund on behalf of the Portfolios.

     WTC has agreed to reimburse certain Portfolio operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than 0.55% of the average daily net assets of the Short/Intermediate Bond and Intermediate Bond Portfolios and 0.75% of the average daily net assets of the Municipal Bond Portfolio. This undertaking will remain in place until the Board of Trustees approves its termination.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS
-------------------------------------------
   NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

5. FUND MERGER. Effective November 1, 1999, the Wilmington Short/Intermediate Bond Portfolio, Wilmington Intermediate Bond Portfolio, and Wilmington Municipal Bond Portfolio (the "Wilmington Portfolios") acquired all of the assets and assumed all of the liabilities of the Rodney Square Short/Intermediate Bond Portfolio, Rodney Square Intermediate Bond Portfolio, and Rodney Square Municipal Bond Portfolio (the "Rodney Square Funds"), respectively, each an open-end management company, pursuant to separate Plans of Reorganization (the "Reorganizations"). The shareholders of the Rodney Square Intermediate Bond and Municipal Bond Portfolios received shares of the respective Wilmington Portfolios equal to the number and aggregate net asset value of their shares in the Rodney Square Funds. The shareholders of the Rodney Square Short/Intermediate Bond Portfolio received shares of the Wilmington Short/Intermediate Bond Portfolio equal to the aggregate net asset value of their shares prior to the Reorganizations based on the net asset value per share of the Wilmington Short/Intermediate Bond Portfolio.

     The Reorganizations were treated as non-taxable events and accordingly the Wilmington Portfolios' basis in the securities acquired reflected the historical cost basis as of the date of transfer. The net assets and net unrealized appreciation (depreciation) of the Rodney Square Funds as of November 1, 1999 were as follows:

                                                                                            NET UNREALIZED
                                                                        NET ASSETS    APPRECIATION (DEPRECIATION)
                                                                        ----------    ---------------------------
         Rodney Square Short/Intermediate Bond Portfolio ...........    $90,398,329          $(2,156,402)
         Rodney Square Intermediate Bond Portfolio .................    $92,052,608          $(1,216,831)
         Rodney Square Municipal Bond Portfolio ....................    $15,329,567          $  (296,744)

     The net assets of the Wilmington Short/Intermediate Bond Portfolio prior to the Reorganization were $52,330,738. The Wilmington Intermediate Bond and the Municipal Bond Portfolios had no operations prior to November 1, 1999.

     Effective November 1, 1999, the Wilmington Short/Intermediate Bond Portfolio, formerly known as the WT Short/Intermediate Bond Portfolio, changed its investment objective, policies and limitations to match those of the Rodney Square Short/Intermediate Bond Portfolio. Additionally, the Rodney Square Intermediate Bond and Municipal Bond Portfolios' investment objectives, policies and limitations were identical to those of the respective Wilmington Portfolios. For financial reporting purposes the Rodney Square Funds' operating histories prior to the acquisitions are reflected in the respective financial statements and financial highlights of the Wilmington Portfolios.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES
--------------------------------------------
   SEMI-ANNUAL REPORT / DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

           (The following pages should be read in conjunction with the
                       Portfolios' Financial Statements.)

WT INVESTMENT TRUST I-- FIXED INCOME SERIES / SHORT/INTERMEDIATE BOND SERIES
----------------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2000 (UNAUDITED)
   (Showing Percentage of Total Value of Net Assets)
--------------------------------------------------------------------------------

                                                                                      MOODY'S/S&P       PRINCIPAL        VALUE
                                                                                       RATINGS(1)        AMOUNT         (NOTE 2)
                                                                                      -----------      -----------    ------------
CORPORATE BONDS -- 42.0%

BANKS -- 1.8%
      Amsouth Bank of Alabama, 6.45%, 02/01/18 .................................         A1, A-        $   250,000    $    234,326
      BankAmerica Corp., 6.75%, 09/15/05 .......................................         Aa3, A            750,000         759,362
      St. George Bank, Ltd., 7.15%, 06/18/07 ...................................        Baa1, A-           750,000         743,442
      Union Bank Switzerland, New York, 7.25%, 07/15/06 ........................         Aa2, AA           800,000         833,808
                                                                                                                      ------------
                                                                                                                         2,570,938
                                                                                                                      ------------

FINANCIAL -- 15.1%
      Abbey National PLC, 6.69%, 10/17/05 ......................................        Aa3, AA-           675,000         681,458
      Bear Stearns Co., 6.15%, 03/02/04 ........................................          A2, A          1,000,000         980,598
      CIT Group Holdings, 6.38%, 08/01/02 ......................................          A2, A            500,000         496,895
      Commercial Credit Co., 8.70%, 06/15/09 ...................................        Aa3, AA-           850,000         946,339
      Crestar Financial Corp., 6.50%, 01/15/08 .................................          A2, A            700,000         674,763
      Donaldson Lufkin Jenrette, 8.00%, 03/01/05 ...............................         A1, AA-         1,500,000       1,576,314
      Equifax, Inc., 6.30%, 07/01/05 ...........................................         Baa1, A           300,000         294,909
      First Chicago, 7.63%, 01/15/03 ...........................................          A2, A            400,000         408,743
      First Union Corp., 6.82%, 08/01/26 .......................................         A2, A-            200,000         203,410
      General Electric Capital Corp., 8.13%, 05/15/12 ..........................        Aaa, AAA           250,000         282,025
      General Electric Global Insurance, 7.75%, 06/15/30 .......................         Aa1, AA           300,000         321,258
      Goldman Sachs Group, 6.65%, 05/15/09 .....................................         A1, A+          2,100,000       2,046,576
      Heller Financial, Inc., 7.88%, 05/15/03 ..................................         A3, A-          1,700,000       1,739,960
      Household Finance Corp., 7.25%, 07/15/03 .................................          A2, A          1,000,000       1,018,093
      J.P. Morgan & Co., Inc., 6.00%, 01/15/09 .................................         A2, A+          1,800,000       1,676,997
      Lehman Brothers Holdings, Inc., 6.50%, 10/01/02 ..........................          A2, A            600,000         599,777
      Lehman Brothers Holdings, Inc., 6.63%, 02/05/06 ..........................          A3, A          1,725,000       1,706,698
      Merrill Lynch & Co., Inc. Sr. Notes, 6.00%, 02/17/09 .....................        Aa3, AA-         1,300,000       1,230,393
      Morgan Stanley, Dean Witter, Discover & Co., 7.75%, 06/15/05 .............        Aa3, AA-         2,500,000       2,626,995
      Pitney Bowes Credit Corp., 6.63%, 06/01/02 ...............................         Aa3, AA           800,000         804,798
      TPSA Finance BV, 7.75%, 12/10/08 .........................................       Baa3, BBB-        1,500,000       1,435,425
                                                                                                                      ------------
                                                                                                                        21,752,424
                                                                                                                      ------------

INDUSTRIAL -- 19.3%
      Amoco Co., 6.25%, 10/15/04 ...............................................        Aa1, AAA           400,000         405,999
      Anheuser Busch Cos., 5.38%, 09/15/08 .....................................         A1, A+            400,000         377,870
      Bausch & Lomb, Inc., 6.38%, 08/01/03 .....................................       Baa3, BBB-          950,000         885,840
      Bausch & Lomb, Inc., 6.75%, 12/15/04 .....................................       Baa3, BBB-        1,000,000         911,295
      Belo (A.H.) Corp. Sr. Notes, 6.88%, 06/01/02 .............................       Baa3, BBB-        2,000,000       1,994,120
      Cendant Corp., 7.75%, 12/01/03 ...........................................        Baa1, BBB        1,550,000       1,509,068
      Computer Sciences Corp., 7.50%, 08/08/05 .................................          A2, A          1,000,000       1,031,398
      Cooper Tire & Rubber, 7.25%, 12/16/02 ....................................        A3, BBB+         2,250,000       2,152,004
      EG & G, Inc., 6.80%, 10/15/05 ............................................        Baa2, A-         1,000,000       1,005,866
      Federated Department Stores, 8.50%, 06/15/03 .............................       Baa1, BBB+          600,000         617,402
      Hertz Corp., 8.25%, 06/01/05 .............................................         A3, A-          2,000,000       2,101,342
      Hewlett Packard Co., 7.15%, 06/15/05 .....................................        Aa2, AA-         2,500,000       2,582,585
      Ingersoll - Rand, 6.02%, 02/15/28 ........................................         A3, A-          2,300,000       2,290,641
      International Business Machines Corp., 5.10%, 11/10/03 ...................         A1, A+            500,000         487,032
      Nabisco, Inc., 6.13%, 02/01/03 ...........................................        Baa2, BBB        1,600,000       1,567,952
      Praxair, Inc., 6.75%, 03/01/03 ...........................................        A3, BBB+         1,000,000       1,002,240
      Procter & Gamble, 6.60%, 12/15/04 ........................................         Aa2, AA         2,000,000       2,054,330


     The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / SHORT/INTERMEDIATE BOND SERIES
-----------------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2000 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                                      MOODY'S/S&P       PRINCIPAL        VALUE
                                                                                       RATINGS(1)        AMOUNT         (NOTE 2)
                                                                                      -----------      -----------    ------------
      TRW, Inc. Notes, 6.63%, 06/01/04 .........................................       Baa1, BBB       $ 1,500,000    $  1,421,686
      Tyco International Group SA, 6.38%, 06/15/05 .............................        Baa1, A-         1,500,000       1,491,108
      Wal Mart Notes, 6.88%, 08/10/09 ..........................................         Aa2, AA           700,000         731,422
      Wal Mart Stores, 7.55%, 02/15/30 .........................................         Aa3, AA           300,000         333,807
      Walt Disney Co. Notes, 5.62%, 12/01/08 ...................................          A2, A          1,000,000         930,301
                                                                                                                      ------------
                                                                                                                        27,885,308
                                                                                                                      ------------

NATIONAL GOVERNMENT -- 0.6%
      Korea Export - Import Bank, 7.10%, 03/15/07 ..............................        Baa2, AA-          900,000         897,750
                                                                                                                      ------------
                                                                                                                           897,750
                                                                                                                      ------------

TELECOMMUNICATIONS -- 0.7%
      GTE Southwest, Ser. 1993B, 6.54%, 12/01/05 ...............................         A2, AA-         1,000,000       1,015,740
                                                                                                                      ------------
                                                                                                                         1,015,740
                                                                                                                      ------------

TRANSPORTATION -- 0.7%
      Norfolk Southern Corp., 7.35%, 05/15/07 ..................................        Baa1, BBB          950,000         975,293
                                                                                                                      ------------
                                                                                                                           975,293
                                                                                                                      ------------

UTILITIES -- 3.8%
      Citizens Utilities Co., 7.60%, 06/01/06 ..................................         A2, A+          1,000,000         994,490
      Empresa Nacional Electric, 7.75%, 07/15/08 ...............................        Baa1, A-         1,500,000       1,461,945
      Hawaiian Electric Industry, 6.49%, 06/12/02 ..............................        Baa2, BBB          550,000         549,326
      Ohio Power Co., Ser. 1997A, 6.73%, 11/01/04 ..............................        Baa1, A-           400,000         402,916
      Oklahoma Gas & Electric, 6.50%, 07/15/17 .................................         A1, A+          1,000,000       1,003,211
      Southern California Edison, 7.63%, 01/15/10 ..............................          A2, A          1,350,000       1,113,750
                                                                                                                      ------------
                                                                                                                         5,525,638
                                                                                                                      ------------
    TOTAL CORPORATE BONDS
      (COST $60,761,124) .........................................................................................      60,623,091
                                                                                                                      ------------
ASSET-BACKED SECURITIES -- 12.4%
      Advanta Mortgage Loan Trust, Ser. 1996-1, C1. A6, 6.73%, 08/25/23 .............................      500,000         504,230
      Advanta Mortgage Loan Trust, Ser. 1993-3, C1. A5, 5.55%, 01/25/25 .............................       77,526          73,348
      Contimortgage Home Equity Loan Trust, Ser. 1996-1, C1. A6, 6.69%, 01/15/16 ....................      499,996         502,223
      Contimortgage Home Equity Loan Trust, Ser. 1998-2, C1. A5, 6.28%, 09/15/16 ....................    1,300,000       1,300,771
      Contimortgage Home Equity Loan Trust, Ser. 1999-2, C1. A4, 6.48%, 07/25/23 ....................    1,400,000       1,401,232
      Crown Home Equity Loan Trust, Ser. 1996-1, C1. A4, 7.15%, 08/25/12 ............................    1,000,000       1,006,390
      First Plus Home Loan Trust, Ser. 1996-2, C1. A6, 7.85%, 08/20/13 ..............................       66,733          66,682
      First Sierra Equipment Contact Trust, Ser. 1998-1, C1. A4, 5.63%, 08/12/04 ....................    1,500,000       1,493,745
      General Electric Capital Mortgage Services, Inc. Ser. 1996 -HE2, C1. A5, 7.94%, 06/25/14 ......    1,000,000       1,024,650
      General Electric Capital Mortgage Services, Inc. Ser. 1999 -HE1, 6.19%, 01/25/23 ..............    1,200,000       1,186,932
      Green Tree Financial Corp., Ser. 1995-2, C1. A6, 8.30%, 05/15/26 ..............................      925,000         973,799
      Green Tree Home Equity Loan Trust Ser. 1999-D, C1. A3, 7.30%, 08/15/18 ........................    2,000,000       2,033,860
      Greenpoint Manufactured Housing, Ser. 1999-1, C1. A2, 6.01%, 08/15/15 .........................    1,000,000         997,790
      IMC Home Equity Loan Trust, Ser. 1997-5, C1. A7, 6.90%, 01/20/22 ..............................      900,000         903,543
      The Money Store Home Equity Trust, Ser. 1992-D2, C1. A3, 7.55%, 01/15/18 ......................      696,076         694,357
      The Money Store Home Equity Trust, Ser. 1996-B, C1. A8, 7.91%, 05/15/24 .......................      750,000         772,335
      Oakwood Mortgage Investors, Inc., Ser. 1998-B, C1. A2, 6.15%, 07/15/11 ........................      274,786         273,868
      Residential Asset Securities Corp., 5.91%, 08/25/22 ...........................................    1,500,000       1,490,915
      Vanderbilt Mortgage Finance, Ser. 1999-C, C1. A2, 7.09%, 11/07/13 .............................    1,100,000       1,122,165

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / SHORT/INTERMEDIATE BOND SERIES
-----------------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2000 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL        VALUE
                                                                                                         AMOUNT         (NOTE 2)
                                                                                                       -----------    ------------
      Vanderbilt Mortgage Finance, Ser. 1996-A, C1. A3, 6.85%, 04/07/26 .............................  $   155,522    $    155,418
                                                                                                                      ------------
    TOTAL ASSET-BACKED SECURITIES
      (COST $17,880,367) .........................................................................................      17,978,253
                                                                                                                      ------------
MORTGAGE-BACKED SECURITIES -- 10.0%
      Federal Home Loan Mortgage Corp. Notes, CMO 2129, 5.75%, 09/15/11 .............................    1,650,000       1,631,635
      Federal Home Loan Mortgage Corp. Notes, 6.00%, 11/15/11 .......................................    2,000,000       1,966,680
      Federal Home Loan Mortgage Corp. Notes, Gold 15 Yr., 6.00%, 01/01/13 ..........................      879,847         868,849
      Federal Home Loan Mortgage Corp. Notes, 6.00%, 10/15/22 .......................................      850,000         842,885
      Federal Home Loan Mortgage Corp. Notes, 6.25%, 04/15/23 .......................................    2,500,000       2,499,025
      Federal Home Loan Mortgage Corp. Notes, 2073 PJ, 6.00%, 10/15/23 ..............................      500,000         495,150
      Federal National Mortgage Association Notes, 7 Yr Balloon, 6.00%, 01/01/06 ....................      329,828         326,221
      Federal National Mortgage Association Notes, 7 Yr Balloon, 6.00%, 02/01/06 ....................      198,216         196,048
      Federal National Mortgage Association Notes, 7 Yr Balloon, 6.00%, 02/01/06 ....................      302,130         298,826
      Federal National Mortgage Association Notes, Ser. 1996-4, C1. VC, 6.50%, 07/25/02 .............      141,564         141,166
      Federal National Mortgage Association Notes, Ser. 1993-50, C1. D, 6.25%, 07/25/04 .............      400,000         400,116
      Federal National Mortgage Association Notes, Ser. 1998-34, PG, 6.00%, 11/18/17 ................    1,000,000         996,850
      Federal National Mortgage Association Notes, Ser. 1996-23, C1. A, 6.50%, 09/25/21 .............    1,327,275       1,328,941
      Federal National Mortgage Association Notes, Ser. 1995-W1, C1. A6, 8.10%, 04/25/25 ............      586,805         591,926
      Federal National Mortgage Association Notes, Ser. 1998-W3, C1. A2, 6.50%, 07/25/28 ............      365,780         363,512
      Federal National Mortgage Association Notes, Ser. 1999-W5, C1. A4, 6.12%, 02/25/29 ............    1,500,000       1,452,760
                                                                                                                      ------------
    TOTAL MORTGAGE-BACKED SECURITIES
      (COST $14,287,297) .........................................................................................      14,400,590
                                                                                                                      ------------
U.S. AGENCY OBLIGATIONS-- 13.3%
FEDERAL HOME LOAN BANKS -- 0.6%
      Federal Home Loan Bank Notes, 5.25%, 04/25/02 .................................................      900,000         895,453
                                                                                                                      ------------
                                                                                                                           895,453
                                                                                                                      ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 6.4%
      Federal Home Loan Mortgage Corp. Notes, 6.88%, 01/15/05 .......................................    2,000,000       2,081,342
      Federal Home Loan Mortgage Corp. Notes, 7.05%, 06/8/05 ........................................      500,000         500,003
      Federal Home Loan Mortgage Corp. Notes, 5.95%, 01/19/06 .......................................      850,000         856,882
      Federal Home Loan Mortgage Corp. Notes, 6.63%, 09/15/09 .......................................    3,500,000       3,638,338
      Federal Home Loan Mortgage Corp. Notes, 6.88%, 09/15/10 .......................................    2,000,000       2,132,220
                                                                                                                      ------------
                                                                                                                         9,208,785
                                                                                                                      ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 6.0%
      Federal National Mortgage Association Notes, 5.42%, 01/23/01 ..................................    1,000,000         999,525
      Federal National Mortgage Association Notes, 6.25%, 11/15/02 ..................................    2,500,000       2,528,690
      Federal National Mortgage Association Notes, 5.78%, 02/12/03 ..................................      750,000         750,604
      Federal National Mortgage Association Notes, 5.13%, 02/13/04 ..................................      558,000         551,422
      Federal National Mortgage Association Notes, 6.50%, 08/15/04 ..................................    2,000,000       2,051,830
      Federal National Mortgage Association Notes, 6.16%, 07/09/08 ..................................    1,275,000       1,265,385
      Federal National Mortgage Association Notes, 6.00%, 09/24/08 ..................................      600,000         585,589
                                                                                                                      ------------
                                                                                                                         8,733,045
                                                                                                                      ------------
STUDENT LOAN MARKETING ASSOCIATION NOTES -- 0.3%
      Student Loan Marketing Association Variable Rate Note, 6.28%, 11/15/01 ........................      500,000         499,820
                                                                                                                      ------------
                                                                                                                           499,820
                                                                                                                      ------------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / SHORT/INTERMEDIATE BOND SERIES
-----------------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2000 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL        VALUE
                                                                                                         AMOUNT         (NOTE 2)
                                                                                                       -----------    ------------
   TOTAL U.S. AGENCY OBLIGATIONS
      (COST $18,955,799) .........................................................................................    $ 19,337,103
                                                                                                                      ------------
U.S. TREASURY OBLIGATIONS-- 16.1%
      U.S. Treasury Notes, 6.25%, 04/30/01 ..........................................................  $ 1,150,000       1,151,694
      U.S. Treasury Notes, 7.50%, 11/15/01 ..........................................................      350,000         355,693
      U.S. Treasury Notes, 5.88%, 11/30/01 ..........................................................    3,750,000       3,760,252
      U.S. Treasury Notes, 5.50%, 01/31/03 ..........................................................    1,350,000       1,359,435
      U.S. Treasury Notes, 6.88%, 05/15/06 ..........................................................    2,000,000       2,163,904
      U.S. Treasury Notes, 7.00%, 07/15/06 ..........................................................    2,500,000       2,721,753
      U.S. Treasury Notes, 6.50%, 10/15/06 ..........................................................    3,600,000       3,842,154
      U.S. Treasury Notes, 6.25%, 02/15/07 ..........................................................    1,650,000       1,743,649
      U.S. Treasury Notes, 6.13%, 08/15/07 ..........................................................    2,000,000       2,105,468
      U.S. Treasury Notes, 6.00%, 08/15/09 ..........................................................    1,900,000       2,005,423
      U.S. Treasury Bonds, 11.75%, 02/15/10 .........................................................      650,000         802,064
      U.S. Treasury Bonds, 7.25%, 05/15/16 ..........................................................      750,000         882,939
      U.S. Treasury Bonds, 6.88%, 08/15/25 ..........................................................      300,000         350,851
                                                                                                                      ------------
    TOTAL U.S. TREASURY OBLIGATIONS
      (COST $22,768,076) .........................................................................................      23,245,279
                                                                                                                      ------------
COMMERCIAL PAPER -- 4.9%
      American Express, 6.49%, 01/02/01 .............................................................    7,011,628       7,011,628
                                                                                                                      ------------
     TOTAL COMMERCIAL PAPER
      (COST $7,011,628) ..........................................................................................       7,011,628
                                                                                                                      ------------
TOTAL INVESTMENTS (COST $141,664,291)+-- 98.7% ...................................................................     142,595,944
OTHER ASSETS AND LIABILITIES, NET-- 1.3% .........................................................................       1,909,674
                                                                                                                      ------------
TOTAL ASSETS -- 100.0% ...........................................................................................    $144,505,618
                                                                                                                      ============

+ The cost for federal income tax purposes. At December 31, 2000, net unrealized depreciation was $931,653. This consisted of aggregate gross unrealized appreciation for all securities, in which there was an excess of market value over tax cost, of $2,149,340, and aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over market value, of $1,217,687.
(1) Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I-- FIXED INCOME SERIES / INTERMEDIATE BOND SERIES
--------------------------------------------------------------------------------
   INVESTMENT / DECEMBER 31, 2000 (UNAUDITED)
   (Showing Percentage of Total Value of Net Assets)
--------------------------------------------------------------------------------

                                                                                      MOODY'S/S&P          PRINCIPAL        VALUE
                                                                                       RATING(1)            AMOUNT        (NOTE 2)
                                                                                      -----------          ---------      --------
CORPORATE BONDS -- 45.4%
BANKS -- 3.5%
      Amsouth Bank of Alabama, 6.45%, 02/01/18 .................................         A1, A+          $ 200,000   $     187,461
      First Union Corp., 6.82%, 08/01/2026 .....................................         A2, A-            651,000         662,100
      St. George Bank, Ltd., 7.15%, 08/01/06 ...................................        Baa1, BBB          400,000         396,502
      Swiss Bank Corp., New York, 7.00%, 10/15/15 ..............................         Aa2, AA         1,000,000         999,310
      Union Bank Switzerland, New York, 7.26%, 07/15/06 ........................         Aa2, AA           600,000         625,356
      Wachovia Corp., 6.25%, 08/04/08 ..........................................         A1, A+            400,000         379,425
                                                                                                                     -------------
                                                                                                                         3,250,154
                                                                                                                     -------------
FINANCIAL -- 15.8%
      Abbey National PLC, 6.695, 10/17/05 ......................................        Aa3, AA-         1,100,000       1,110,525
      Ameritech Capital Funding, 6.45%, 01/15/18 ...............................        Aa3, AA-         1,700,000       1,545,927
      Bear Sterns Co., Inc. 6.15%, 03/02/04 ....................................          A2, A            500,000         490,299
      CIT Group Holdings, Inc., 6.375%, 08/01/02 ...............................         A1, A+            700,000         695,654
      Commercial Credit Co., 8.70%, 06/15/09 ...................................        AA3, AA-         1,200,000       1,336,008
      Crestar Financial Corp., 6.50%, 01/15/18 .................................          A2, A            500,000         481,973
      Donaldson Lufkin Jenrette, 8.00%, 03/01/05 ...............................         A1, AA-         1,000,000       1,050,876
      General Electric Capital Corp., 8.13%, 05/15/12 ..........................        Aaa, AAA           700,000         789,670
      General Electric Global Insurance, 7.75%, 06/15/30 .......................         Aa1, AA         1,600,000       1,713,376
      Goldman Sachs Group, 6.65%, 05/15/09 .....................................         A1, A+          1,500,000       1,461,840
      Heller Financial, Inc., 7.88%, 05/15/03 ..................................         A3, A-            700,000         716,454
      Lehman Brothers Holdings, Inc., 6.50%, 10/01/02 ..........................          A3, A            900,000         899,666
      Lehman Brothers Holdings, Inc., 6.63%, 02/05/06 ..........................         A3, A-            850,000         840,981
      Morgan Stanley, Dean Witter, Discover & Co.,
         7.75%, 06/15/05 .......................................................        Aa3, AA-           500,000         525,399
      TPSA Finance BV 144A, 7.75%, 12/10/08 ....................................        Baa3, BBB        1,200,000       1,148,340
                                                                                                                     -------------
                                                                                                                        14,806,988
                                                                                                                     -------------

INDUSTRIAL -- 18.9%
      Akzo Nobel, Inc., 6.00%, 11/15/03 ........................................          A2, A            600,000         592,234
      Amoco Co., 6.25%, 10/15/04 ...............................................        AA1, AAA           500,000         507,498
      Bausch & Lomb, Inc., 6.375%, 08/01/03 ....................................        Baa, BBB-          700,000         652,724
      Belo (A.H) Corp. Sr. Notes, 6.875%, 06/01/02 .............................        Baa, BBB-        1,000,000         997,060
      Cendant Corp., 7.75%, 12/01/03 ...........................................        Baa, BBB         1,000,000         973,592
      Computer Science Corp., 7.50%, 08/08/05 ..................................         A2, A           1,000,000       1,031,398
      Conoco Inc., 6.95%, 04/15/29 .............................................          A3, A-         1,500,000       1,469,490
      Federated Department Stores Sr. Notes,
         8.50%, 06/15/03 .......................................................       Baa1, BBB+          400,000         411,601
      Harvard University, 8.13%, 04/15/07 ......................................        Aaa, AAA           500,000         548,395
      Hewlett Packard Co., 7.15%, 06/15/05 .....................................        Aa2, AA-           600,000         619,820
      Ingersoll-Rand, 6.02%, 02/15/28 ..........................................         A3, A-          1,000,000         995,931
      International Business Machines Corp.,
         7.00%, 10/30/25 .......................................................         A1, A+          2,400,000       2,355,058
      Nabisco, Inc., 6.13%, 02/01/33 ...........................................        Baa, BBB         1,100,000       1,077,967
      Proctor & Gamble, 6.60%, 12/15/04 ........................................         Aa2, AA         1,500,000       1,540,747
      TRW, Inc., 6.63%, 06/01/04 ...............................................        Baa, BBB         1,400,000       1,326,907
      Wal-Mart Notes, 6.88%, 08/10/09 ..........................................         Aa2, AA           400,000         417,956
      Wal-Mart Notes, 7.55%, 02/15/30 ..........................................         Aa2, AA         1,150,000       1,279,593
      Walt Disney Co. Notes, 5.62%, 12/01/08 ...................................          A2, A          1,000,000         930,301
                                                                                                                     -------------
                                                                                                                        17,728,272
                                                                                                                     -------------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I-- FIXED INCOME SERIES / INTERMEDIATE BOND SERIES
--------------------------------------------------------------------------------
   INVESTMENT / DECEMBER 31, 2000 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                                      MOODY'S/S&P          PRINCIPAL        VALUE
                                                                                       RATING(1)            AMOUNT        (NOTE 2)
                                                                                      -----------          ---------      --------
GOVERNMENT NATIONAL -- 0.6%
      Korea Export - Import Bank, 7.10%, 03/15/07 ..............................        Baa2, BBB        $ 550,000     $   548,625
                                                                                                                       -----------
TELECOMMUNICATION -- 0.6%
      GTE Southwest, Ser. 1993-B, 6.54%, 12/01/05 ..............................         A2, AA            500,000         507,870
                                                                                                                       -----------
TRANSPORTATION -- 1.2%
      Norfolk Southern Corp., 7.35%, 05/15/07 ..................................        Baa1, BBB        1,100,000       1,129,286
                                                                                                                       -----------
UTILITIES -- 4.8%
      Empresa Nacional Electric, 7.75%, 07/15/08 ...............................        Baa1, A-         1,500,000       1,461,945
      Hawaiian Electric Industry, 6.49%, 06/12/02 ..............................        Baa2, BBB        1,000,000         998,774
      Oklahoma Gas & Electric, 6.50%, 07/15/17 .................................         A1, A+          1,250,000       1,254,014
      Southern California Edison, 7.63%, 01/15/10 ..............................         A2, A           1,000,000         825,000
                                                                                                                       -----------
                                                                                                                         4,539,733
                                                                                                                       -----------

    TOTAL CORPORATE BONDS
      (COST $42,192,379)........................................................                                        42,510,928
                                                                                                                       -----------
ASSET-BACKED SECURITIES -- 14.9%
      Advanta Mortgage Loan Trust, Ser. 1993-3, Cl. A5,
         5.55%, 01/25/25 .......................................................        Aaa, AAA           155,052         146,696
      AFC Home Equity Loan Trust, Ser. 1993-1, Cl. A,
         5.90%, 05/20/08 .......................................................        Aaa, AAA           695,522         690,994
      Contimortgage Home Equity Loan Trust, Ser. 1992-2,
         Cl. A4, 6.48%, 07/25/23 ...............................................        Aaa, AAA         1,000,000       1,000,880
      Crown Home Equity Loan Trust, Ser. 1996-1, Cl. A4,
         7.15%, 08/25/12 .......................................................        Aaa, AAA         1,400,000       1,408,946
      Federal National Mortgage Association Notes,
         Ser. 1995-W1, Cl. A6, 8.10%, 04/25/25 .................................        N/R, N/R           586,805         591,926
      Federal National Mortgage Association Notes,
         Ser. 1995-W1, Cl. A6, 6.50%, 09/25/01 .................................        N/R, N/R           654,340         655,112
      First Plus Home Loan Trust, Ser. 1996-2, Cl. A6,
         7.85%, 08/20/13 .......................................................        Aaa, AAA           133,465         133,363
      General Electric Capital Mortgage Services, Inc.,
         Ser. 1997-HE4, Cl. A3, 6.59%, 12/25/12 ................................        Aaa, N/R           309,326         307,554
      General Electric Capital Mortgage Services, Inc.,
         Ser. 1999-HE1, Cl. A4, 6.19%, 01/25/23 ................................        Aaa, N/R           500,000         494,555
      Green Tree Financial Corp., Ser. 1995-2, Cl. A6,
         8.30%, 05/15/26 .......................................................        Aaa, AAA           400,000         421,102
      Green Tree Home Improvement Loan Trust,
         Ser. 1996-C, Cl. HEA4, 7.80%, 06/15/26 ................................        N/R, AAA         1,920,385       1,955,048
      IMC Home Equity Loan Trust, Ser. 1997-5,
         Cl. A7, 6.90%, 01/20/22 ...............................................        N/R, N/R           500,000         501,968
      Oakwood Mortgage Investors, Inc., Ser. 1998-B,
          Cl. A2, 6.15%, 07/15/11 ..............................................        N/R, AAA           213,722         213,009
      Residential Asset Securities Corp., Ser.1998-KS3,
         Cl. AI3, 5.91%, 08/25/22 ..............................................        Aaa, AAA         1,100,000       1,093,338
      The Money Store Home Equity Trust, Ser. 1992-D2,
         Cl. A3, 7.55%, 01/15/18 ...............................................        Aaa, AAA           452,869         451,750
      The Money Store Home Equity Trust, Ser. 1995-A,
         Cl. 5, 8.40%, 02/15/24 ................................................        Aaa, AAA           800,000         821,121
      The Money Store Home Equity Trust, Ser. 1996-B,
         Cl. A8, 7.91%, 05/15/24 ...............................................        Aaa, AAA         2,000,000       2,059,560
      Vanderbilt Mortgage Finance, Ser. 1996-A, Cl. A3,
         6.85%, 04/07/26 .......................................................        Aaa, N/R           311,044         310,835

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I-- FIXED INCOME SERIES / INTERMEDIATE BOND SERIES
----------------------------------------------------------------------
   INVESTMENT / DECEMBER 31, 2000 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                                      MOODY'S/S&P          PRINCIPAL        VALUE
                                                                                       RATING(1)            AMOUNT        (NOTE 2)
                                                                                      -----------          ---------      --------
Vanderbilt Mortgage Finance, Ser. 1998-B, 6.20%, 10/07/12 ......                        N/R, N/R          $700,000     $   701,327
                                                                                                                       -----------
    TOTAL ASSET-BACKED SECURITES
      (COST $13,893,160) .........................................................................................      13,959,084
                                                                                                                       -----------
MORTGAGE-BACKED SECURITIES -- 4.9%
      Federal Home Loan Mortgage Corp. Notes, CM0 2129 PE,
         5.75%, 09/15/11 ...................................................................               400,000         395,548
      Federal Home Loan Mortgage Corp. Notes, FHR 2052 PK,
         6.00%, 11/15/11 ...................................................................             1,000,000         983,340
      Federal Home Loan Mortgage Corp. Notes, Gold 15 Yr.,
         6.00%, 01/01/13 ...................................................................               586,564         579,232
      Federal Home Loan Mortgage Corp. Notes, Ser. 1998-34,
         Cl. PG, 6.00%, 11/18/17 ...........................................................               600,000         598,110
      Federal Home Loan Mortgage Corp. Notes, FHR 2095 PM,
         6.00%, 10/15/22 ...................................................................               700,000         694,141
      Federal Home Loan Mortgage Corp. Notes, FHR 1589 N,
         6.25%, 04/25/23 ...................................................................             1,000,000         999,610
      Federal Home Loan Mortgage Corp. Notes, 2073 PJ(Pac),
         6.00%, 10/15/23 ...................................................................               300,000         297,090
                                                                                                                       -----------
                                                                                                                         4,547,071
                                                                                                                       -----------
    TOTAL MORTGAGE-BACKED SECURITIES
      COST ($4,481,119) ..........................................................................................       4,547,071
                                                                                                                       -----------
U.S AGENCY OBLIGATIONS -- 11.5%
FEDERAL HOME LOAN NOTES -- 0.6%
      Federal Home Loan Notes, 5.30%, 10/29/02 .............................................               600,000         595,212
                                                                                                                       -----------
FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 6.8%
      Federal Home Loan Mortgage Corp. Notes, 6.88%, 01/15/05 ..............................             1,300,000       1,352,872
      Federal Home Loan Mortgage Corp. Notes, 7.05%, 06/08/05 ..............................             1,000,000       1,000,007
      Federal Home Loan Mortgage Corp. Notes, 7.00%, 07/15/05 ..............................             2,000,000       2,098,954
      Federal Home Loan Mortgage Corp. Notes, 5.95%, 01/19/06 ..............................               350,000         352,834
      Federal Home Loan Mortgage Corp. Notes, 6.88%, 09/15/10 ..............................             1,500,000       1,599,165
                                                                                                                       -----------
                                                                                                                         6,403,832
                                                                                                                       -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 3.6%
      Federal National Mortgage Association Notes, 5.78%, 02/12/03 .........................               300,000         300,242
      Federal National Mortgage Association Notes, 6.16%, 07/09/08 .........................               500,000         496,230
      Federal National Mortgage Association Notes, 6.38%, 06/15/09 .........................             2,500,000       2,560,103
                                                                                                                       -----------
                                                                                                                         3,356,575
                                                                                                                       -----------
STUDENT LOAN MARKETING ASSOCIATION-- 0.5%
      Student Loan Market Association Floating Notes, 6.28%,
         1/03/01* ....................................................                  Aaa, N/R           500,000         499,820
                                                                                                                       -----------
    TOTAL U.S. AGENCY OBLIGATIONS
      (COST $10,511,166) .........................................................................................      10,855,439
                                                                                                                       -----------
U.S. TREASURY OBLIGATIONS-- 16.6%
  U.S. TREASURY BONDS -- 11.6%
      U.S. Treasury Bonds, 9.25%, 02/15/16 .................................................             1,250,000       1,724,515


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I-- FIXED INCOME SERIES / INTERMEDIATE BOND SERIES
--------------------------------------------------------------------------------
   INVESTMENT / DECEMBER 31, 2000 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                                                          PRINCIPAL
                                                                                                            AMOUNT           VALUE
                                                                                                          ----------         -----
      U.S. Treasury Bonds, 7.50%, 11/15/16 .................................................            $  500,000     $   603,077
      U.S. Treasury Bonds, 8.88%, 02/15/19 .................................................             2,000,000       2,748,228
      U.S. Treasury Bonds, 7.13%, 02/15/23 .................................................               850,000       1,012,706
      U.S. Treasury Bonds, 6.25%, 08/15/23 .................................................               250,000         270,366
      U.S. Treasury Bonds, 6.75%, 08/15/26 .................................................               700,000         808,828
      U.S. Treasury Bonds, 6.50%, 11/15/26 .................................................               500,000         561,585
      U.S. Treasury Bonds, 6.38%, 08/15/27 .................................................               500,000         554,904
      U.S. Treasury Bonds, 6.13%, 11/15/27 .................................................             2,350,000       2,529,354
                                                                                                                       -----------
                                                                                                                        10,813,563
                                                                                                                       -----------
U.S. TREASURY NOTES -- 5.0%
      U.S. Treasury Notes, 7.00%, 07/15/06 .................................................               750,000         816,526
      U.S. Treasury Notes, 6.25%, 02/15/07 .................................................               500,000         528,379
      U.S. Treasury Notes, 6.13%, 08/15/07 .................................................               500,000         526,367
      U.S. Treasury Notes, 6.00%, 08/15/09 .................................................             1,200,000       1,266,583
      U.S. Treasury Bonds, 6.00%, 02/15/26 .................................................             1,500,000       1,580,480
                                                                                                                       -----------
                                                                                                                         4,718,335
                                                                                                                       -----------

    TOTAL U.S. TREASURY OBLIGATIONS
      (COST $13,855,118) .........................................................................................      15,531,898
                                                                                                                       -----------
                                                                                                          SHARES
                                                                                                          -------
COMMERCIAL PAPER -- 5.3%
      American Express, 6.49%, 01/02/01 ....................................................             4,959,706       4,959,706
                                                                                                                       -----------
    TOTAL COMMERICAL PAPER
      (COST $4,959,706) ..........................................................................................       4,959,706
                                                                                                                       -----------
PREFERRED STOCK -- 0.5%
      ABN AMRO Cap Funding, Ser. B, 7.50% ..................................................                20,000         485,000
                                                                                                                       -----------
    TOTAL PREFERRED STOCK
      (COST $500,000) ............................................................................................         485,000
                                                                                                                       -----------
TOTAL INVESTMENTS (COST $90,392,648)+-- 99.1% ....................................................................      92,849,126

OTHER ASSETS AND LIABILITIES, NET-- 0.9% .........................................................................         873,113
                                                                                                                       -----------
TOTAL NET ASSETS-- 100% ..........................................................................................     $93,722,239
                                                                                                                       ===========

+ The cost for federal income tax purposes. At December 31, 2000, net unrealized appreciation was $2,456,478. This consisted of aggregate gross unrealized appreciation for all securities, in which there was an excess of market value over tax cost, of $3,182,090, and aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over market value, of $725,612.
(1) Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.


   The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I-- FIXED INCOME SERIES / MUNICIPAL BOND SERIES
-------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2000 (UNAUDITED)
   (Showing Percentage of Total Value of Net Assets)
--------------------------------------------------------------------------------

                                                                                      MOODY'S/S&P          PRINCIPAL        VALUE
                                                                                       RATING(1)            AMOUNT        (NOTE 2)
                                                                                      -----------          ---------      --------
MUNICIPAL BONDS -- 97.7%
  ALASKA -- 0.9%
      Seward, AK Rev. Bond (Alaska Sealife Center Proj.),
         6.50%, 10/01/01 .......................................................       NR, NR             $160,000      $  160,094
                                                                                                                        ----------
  DELAWARE -- 16.9%
      Bethany Beach, DE Gen. Oblig. Rev. Bonds, 9.75%, 11/01/07 ................      Aaa, AAA             160,000         209,445
      Bethany Beach, DE Gen. Oblig. Rev. Bonds, 9.75%, 11/01/08 ................      Aaa, AAA             180,000         241,789
      Delaware River & Bay Auth. Rev. Bonds, 5.40%, 01/01/14 ...................      Aaa, AAA             250,000         260,645
      Delaware State Economic Dev. Auth. Rev. Bonds
         (Student Hsg-Univ Courtyard), 5.38%, 08/01/11 .........................       NR, AA              250,000         258,970
      Delaware State Economic Dev. Auth. Rev. Bonds
         (Osteopathic Hosp. Assoc.), Ser. 1993A, 6.00%, 01/01/03 ...............      Aaa, NR              315,000         321,713
      Delaware State Gen. Oblig. Rev. Bonds, Ser. A, 4.30%, 03/01/10 ...........      Aaa, AAA             500,000         494,870
      Delaware State Health Fac. Auth. Rev. Ref. Bonds,
         Med. Center, 7.00%, 10/01/15 ..........................................      Aaa, AAA             425,000         461,618
      Delaware State Housing Auth. Multi-Family Mtge.
         Ref. Rev. Bonds, Ser. 1992D, 6.35%, 07/01/03 ..........................       A1, NR              100,000         102,796
      Delaware State Housing Auth. Multi-Family Mtge.
         Ref. Rev. Bonds, Ser. 1992C, 7.25%, 01/01/07 ..........................        A1, A              170,000         178,099
      Delaware State Housing Auth. Sr. Home Mtge. Rev. Bonds,
         Ser. 1991 B-1, 6.40%, 12/01/02 ........................................       Aa3, NR              20,000          20,357
      Delaware State Solid Waste Auth. Rev. Bonds, 5.80%, 07/01/01 .............        A2, A              500,000         504,200
      Delaware Trans. Auth., Trans. & Del. Turnpike Rev. Bonds,
         9.00%, 07/01/01 .......................................................      Aaa, AAA              15,000          15,350
                                                                                                                        ----------
                                                                                                                         3,069,852
                                                                                                                        ----------
  DISTRICT OF COLUMBIA -- 2.7%
      Dist. of Columbia Ref. Rev. Bonds (Howard Univ.), 5.00%, 10/01/20 ........      Aaa, AAA             500,000         485,280
                                                                                                                        ----------
  GEORGIA -- 1.5%
      Private Colleges & Univ. Auth. Emory Univ. Georgia, 5.75%, 11/01/15 ......       Aa1, AA             250,000         272,960
                                                                                                                        ----------
  ILLINOIS -- 2.3%
      Illinois Educ. Fac. Auth. Rev. Bond (Northwestern Univ.),
         5.10%, 11/01/32 .......................................................      Aa1, AA+             400,000         417,768
                                                                                                                        ----------
  INDIANA -- 1.3%
      Indiana Bond Bank Rev., St Revolving Fd-Ser. B, 5.00%, 08/01/23 ..........       NR, AAA             250,000         241,147
                                                                                                                        ----------
  KENTUCKY -- 1.4%
      Jefferson County, KY School Dist. Fin. Corp.
         School Bldg. Rev. Bond, Ser. A, 5.25%, 07/01/16 .......................      Aaa, AAA             250,000         256,840
                                                                                                                        ----------
  MARYLAND -- 5.0%
      Anne Arundel County, MD Gen. Oblig. Refunding Water and
         Sewer, Ser. 99, 4.20%, 03/15/07 .......................................      Aa1, AA+             500,000         495,045
      Maryland State Health & Higher Educ. Fac., 5.13%, 07/01/12 ...............      Aaa, AAA             400,000         418,580
                                                                                                                        ----------
                                                                                                                           913,625
                                                                                                                        ----------


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I-- FIXED INCOME SERIES / MUNICIPAL BOND SERIES
-------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2000 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                                      MOODY'S/S&P          PRINCIPAL        VALUE
                                                                                       RATING(1)            AMOUNT        (NOTE 2)
                                                                                      -----------          ---------      --------
MASSACHUSETTS-- 6.7%
      Massachusetts Fed. Highway Grant Ant. Notes Ser. 98B,
         5.13%, 12/15/14 .......................................................       Aa3, NR            $350,000      $  357,238
      Massachusetts State Dev. Fin. Agency Rev. Bond (Univ. of MA.,
         Visual & Performing Arts Proj.), 6.00%, 08/01/16 ......................       A1, NR              310,000         347,894
      Sandwich Mass, 5.38%, 08/15/17 ...........................................      Aa1, AA-             500,000         517,945
                                                                                                                        ----------
                                                                                                                         1,223,077
                                                                                                                        ----------
MICHIGAN -- 2.8%
      Belding, MI Area School Dist. Rev. Bonds, 4.95%, 05/01/14.................      Aaa, AAA             500,000         504,850
                                                                                                                        ----------
MINNESOTA -- 1.4%
      Minnesota State Gen. Oblig. Rev. Bonds, 5.00%, 11/01/07...................      Aaa, AAA             250,000         260,982
                                                                                                                        ----------
NEW YORK -- 1.4%
      Tsasc Inc., NY TFABS-Ser. 1 Plan Prin 2010, 5.88%, 07/15/15 ..............      Aa1, A               250,000         256,190
                                                                                                                        ----------
NORTH CAROLINA -- 1.5%
      Charlotte, NC Storm Water Fee Rev. Bonds, 5.60%, 06/01/13.................      Aa2, AA+             250,000         269,098
                                                                                                                        ----------
OHIO -- 4.1%
      Ohio State Pub. Fac. Community Mental Health Cap. Fac.,
         Ser. 2-A, 5.13%, 06/01/05 .............................................      Aa2, AA              715,000         741,026
                                                                                                                        ----------
PENNSYLVANIA -- 18.6%
      Adams County, PA Gen. Oblig. Bond, 5.38%, 11/15/20 .......................      Aaa, AAA             220,000         223,058
      Chester County, PA Ind. Dev. Auth. Wastewater Treatment Rev.
         Bonds (Orleans Corp. Proj.), 7.00%, 11/01/06 ..........................       NR, NR              510,000         493,068
      Harrisburg, PA Office & Parking Rev. Auth. Bonds
         (Capital Assoc. Proj.), Ser. 1998A, 5.50%, 05/01/05 ...................       NR, NR              500,000         485,050
      New Morgan, PA Muni. Auth. Subordinated Office Rev. Ser. 1999 B,
         5.38%, 06/01/03 .......................................................       NR, NR              160,000         157,920
      Penn Delco, PA School Dist., 4.50%, 02/15/12 .............................      Aaa, AAA             250,000         245,810
      Pennsylvania State Higher Educ. Fac. Auth. Rev. Bonds,
         Ser. 1992A, 6.63%, 08/15/09 ...........................................      Aaa, AAA             120,000         126,965
      Pennsylvania State Higher Educ. Fac. Auth. Rev. Bonds
         (Philadelphia College of Osteopathic Medicine), 5.25%, 12/01/07 .......       NR, AAA             150,000         155,985
      Philadelphia, PA Hospitals & Higher Educ. Fac. Auth. Rev. Bonds
         (Jefferson Health Systems) Ser. 1997A, 5.50%, 05/15/05.................       A1, AA-             500,000         509,195
      Pittsburgh, PA Stadium Auth. Rev. Bonds, 6.50%, 04/01/11..................      Aaa, AAA             245,000         273,638
      Westmoreland County, PA Ind. Dev. Auth. Rev. Bonds
         (Landfill Gas Recycling-Lanchester Energy Partners),
         Ser. 1998B, 6.80%, 01/01/05 ...........................................       NR, NR              500,000         350,000
      York County, Pa Ind. Dev. Auth. Personal Care Fac. Rev. Bonds,
         9.50%, 10/01/19 .......................................................       NR, NR              315,000         342,553
                                                                                                                        ----------
                                                                                                                         3,363,242
                                                                                                                        ----------
PUERTO RICO -- 1.4%
      The Childrens Trust Fund, Puerto Rico, Tobacco Settlement
         Rev. Bonds, 5.75%, 07/01/14 ...........................................       Aa3, A              250,000         259,125
                                                                                                                        ----------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I-- FIXED INCOME SERIES / MUNICIPAL BOND SERIES
-------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2000 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                                      MOODY'S/S&P          PRINCIPAL        VALUE
                                                                                       RATING(1)            AMOUNT        (NOTE 2)
                                                                                      -----------          ---------      --------
SOUTH CAROLINA -- 1.4%
      Anderson County, SC School Dist. Gen. Oblig. Bonds,
          Ser. B, 5.25%, 03/01/21 ..............................................      Aa1, AA+            $250,000     $   252,023
                                                                                                                       -----------
TEXAS -- 23.5%
      Carrollton, TX Fmrs Brh Indpt. School Dist. Psf, 4.40%, 02/15/10 .........      Aaa, AAA             250,000         247,825
      Coppell, TX Indpt. School Dist. (Zero Coupon Bonds), 0.00%, 08/15/07 .....       NR, AAA             500,000         370,930
      Galena Park, TX Ind. School Dist., Gen. Oblig. Bond, 7.00%, 08/15/11 .....       Aaa, NR             250,000         297,582
      Georgetown, TX, Utility System Ref. Rev. Bonds, Ser. 1998A,
         4.80%, 08/15/11 .......................................................      Aaa, AAA             650,000         657,845
      Houston, TX Ref. & Pub. Imp., Ser. A, 5.25%, 03/01/13 ....................      Aa3, AA-             500,000         514,725
      Klein, TX Isd Ref., 4.45%, 08/01/11 ......................................      Aaa, AAA             275,000         270,771
      Lubbock, TX Health Fac. Dev. Corp. Rev. Bonds
         (St. Joseph Health Sys.), 5.00%, 07/01/08 .............................      Aa3, AA-             350,000         350,424
      Texas A&M University Rev. Bonds, 5.90%, 05/15/08 .........................       Aa, AA+             400,000         413,852
      Texas Water Dev. Board Rev., St Revolving Fd-Sr Lien-Ser. A,
         5.25%, 07/15/11 .......................................................      Aaa, AAA             500,000         521,795
      Texas Water Dev. Board Rev. Bonds, Ser. 1992, 6.00%, 07/15/13 ............      Aaa, AAA             300,000         312,591
      Univ. Of Texas Ref. Rev. Bonds, Ser. 1992A, 6.25%, 07/01/13 ..............      Aaa, AAA              60,000          68,434
      Univ. Of Texas Ref. Rev. Bonds, Ser. 1992A, 6.25%, 07/01/13 ..............      Aaa, AAA              75,000          85,236
      Univ. Of Texas Ref. Rev. Bonds, Ser. 1992A, 6.25%, 07/01/13 ..............      Aaa, AAA              85,000          96,637
      Univ. Of Texas Ref. Rev. Bonds, Ser. 1992A, 6.25%, 07/01/13 ..............      Aaa, AAA              55,000          56,445
                                                                                                                       -----------
                                                                                                                         4,265,092
                                                                                                                       -----------
VIRGINIA -- 2.9%
      Virginia State Housing Dev. Auth. Commonwealth Mtge. Rev. Bonds,
         Ser. 1992C-8, 5.80%, 07/01/04 .........................................      Aa1, AA+             500,000         515,750
                                                                                                                       -----------
      TOTAL MUNICIPAL BONDS
         (COST $17,411,845) ......................................................................................      17,728,021
                                                                                                                       -----------
                                                                                                           SHARES
                                                                                                           ------
TAX-EXEMPT MUTUAL FUNDS -- 3.1%
      Provident Municipal Tax-Exempt Cash Money Market Fund ....................                           561,556         561,556
                                                                                                                       -----------
      TOTAL TAX-EXEMPT MUTUAL FUNDS
         (Cost $561,556) .........................................................................................         561,556
                                                                                                                       -----------
TOTAL INVESTMENTS (COST $17,973,401)+-- 100.8% ...................................................................      18,289,577
OTHER ASSETS AND LIABILITIES, NET-- (0.8%) .......................................................................        (152,151)
                                                                                                                       -----------
TOTAL NET ASSETS-- 100.0% ........................................................................................     $18,137,426
                                                                                                                       ===========


+ The cost for federal income tax purposes. At December 31, 2000, net unrealized appreciation was $316,176. This consisted of aggregate gross unrealized appreciation for all securities, in which there was an excess of market value over tax cost, of $515,698, and aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over market value, of $199,522.
(1) Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.


   The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES
--------------------------------------------
   FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2000 (Unaudited)

                                                                            SHORT/
                                                                         INTERMEDIATE  INTERMEDIATE    MUNICIPAL
                                                                             BOND          BOND          BOND
                                                                            SERIES        SERIES        SERIES
                                                                         -----------   ------------    ---------
ASSETS:
Investment in securities, at value* ..................................   $142,595,944   $92,849,126   $18,289,577
Receivable for contributions .........................................        266,500         2,000            --
Dividends and interest recievable ....................................      1,868,133     1,317,946       311,325
Other assets .........................................................             --            --         2,423
                                                                         ------------   -----------   -----------
Total assets .........................................................    144,730,577    94,169,072    18,603,325
                                                                         ------------   -----------   -----------
LIABILITIES:
Payable for withdrawals ..............................................        145,000            --            --
Payable for investments purchased ....................................             --       399,732       456,707
Accrued advisory fee .................................................         44,090        27,968         5,525
Other accrued expenses ...............................................         35,869        19,133         3,667
                                                                         ------------   -----------   -----------
Total liabilities ....................................................        224,959       446,833       465,899
                                                                         ------------   -----------   -----------
NET ASSETS ...........................................................   $144,505,618   $93,722,239   $18,137,426
                                                                         ============   ===========   ===========
*Investments at cost .................................................   $141,664,291   $90,392,648   $17,973,401

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES
--------------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
For the Six-Month Period Ended December 31, 2000 (Unaudited)

                                                                            SHORT/
                                                                         INTERMEDIATE  INTERMEDIATE    MUNICIPAL
                                                                             BOND          BOND          BOND
                                                                            SERIES        SERIES        SERIES
                                                                         ------------  ------------    ---------
INVESTMENT INCOME:
   Dividends .........................................................    $       --     $   19,271      $     --
   Interest ..........................................................     4,754,051      2,938,316       452,752
                                                                          ----------     ----------      --------
   Total investment income ...........................................     4,754,051      2,957,587       452,752
                                                                          ----------     ----------      --------
EXPENSES:
   Advisory fees .....................................................       253,864        154,018        30,172
   Administration and accounting fees ................................        72,533         44,005         8,621
   Custody fees ......................................................         7,996          9,915         3,468
   Trustees' fees ....................................................         2,599          2,599         2,599
   Professional fees .................................................        10,114          5,856         1,598
   Other .............................................................        19,309          8,476         3,862
                                                                          ----------     ----------      --------
      Total expenses .................................................       366,415        224,869        50,320
                                                                          ----------     ----------      --------
   Net investment income .............................................     4,387,636      2,732,718       402,432
                                                                          ----------     ----------      --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments ...........................      (320,101)      (272,085)       41,194
   Net change in unrealized appreciation (depreciation)
      on investments .................................................     4,652,230      3,499,654       454,003
                                                                          ----------     ----------      --------
   Net gain on investments ...........................................     4,332,129      3,227,569       495,197
                                                                          ----------     ----------      --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................    $8,719,765     $5,960,287      $897,629
                                                                          ==========     ==========      ========


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES
--------------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
For the Six-Month Period Ended December 31, 2000 (Unaudited)

                                                                            SHORT/
                                                                         INTERMEDIATE    INTERMEDIATE      MUNICIPAL
                                                                             BOND            BOND            BOND
                                                                            SERIES          SERIES          SERIES
                                                                         ------------    ------------      ---------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ...........................................     $  4,387,636     $ 2,732,718     $   402,432
   Net realized gain (loss) on investments .........................         (320,101)       (272,085)         41,194
   Net change in unrealized appreciation (depreciation)
      on investments ...............................................        4,652,230       3,499,654         454,003
                                                                         ------------     -----------     -----------
Net increase in net assets resulting from operations ...............        8,719,765       5,960,287         897,629
                                                                         ------------     -----------     -----------
Transactions in beneficial interest:
   Contributions ...................................................        4,407,282      16,689,109       1,821,829
   Withdrawals .....................................................       (9,473,877)     (8,640,841)       (654,500)
                                                                         ------------     -----------     -----------
Net increase (decrease) in net assets from transactions
   in beneficial interest ..........................................       (5,066,595)      8,048,268       1,167,329
                                                                         ------------     -----------     -----------
Total increase in net assets .......................................        3,653,170      14,008,555       2,064,958
NET ASSETS:
   Beginning of period .............................................      140,852,448      79,713,684      16,072,468
                                                                         ------------     -----------     -----------
   End of period ...................................................     $144,505,618     $93,722,239     $18,137,426
                                                                         ============     ===========     ===========


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES
--------------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2000

                                                                            SHORT/
                                                                         INTERMEDIATE    INTERMEDIATE      MUNICIPAL
                                                                          BOND SERIES   BOND SERIES(1)   BOND SERIES(1)
                                                                         ------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ...........................................     $  6,795,315    $   3,615,253    $   490,539
   Net realized loss on investments ................................         (887,945)       (334,050)        (72,797)
   Net change in unrealized appreciation (depreciation)
      on investments ...............................................       (3,026,072)        173,655         158,917
                                                                         ------------    ------------     -----------
Net increase in net assets resulting from operations ...............        2,881,298       3,454,858         576,659
                                                                         ------------    ------------     -----------
Transactions in beneficial interest:
   Contributions ...................................................      101,315,289     103,567,009      16,838,241
   Withdrawals .....................................................      (28,619,545)    (27,308,183)     (1,342,432)
                                                                         ------------    ------------     -----------
Net increase in net assets from transactions in
   beneficial interest .............................................       72,695,744      76,258,826      15,495,809
                                                                         ------------    ------------     -----------
Total increase in net assets .......................................       75,577,042      79,713,684      16,072,468
NET ASSETS:
   Beginning of period .............................................       65,275,406              --              --
                                                                         ------------    ------------     -----------
   End of period ...................................................     $140,852,448    $ 79,713,684     $16,072,468
                                                                         ============    ============     ===========

(1) For the Period November 1, 1999 (commencement of operations) through June 30, 2000.


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES
--------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. DESCRIPTION OF THE TRUST. Short/Intermediate Bond Series, Intermediate Bond Series, and Municipal Bond Series (the "Series") are series of WT Investment Trust I (the "Trust"). The Trust is registered under the Investment Company Act of 1940 as an open-end investment management company and was organized as a Delaware business trust on January 23, 1997. The Declaration of Trust permits the Trustees to establish additional series, each of which is a separate class of shares. These financial statements and related notes pertain only to the Series. Information regarding other series of the Trust are contained in separate reports to their investors.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Series:

     SECURITY VALUATION. Securities held by the Series which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Current market prices are generally not available for municipal securities; current market prices may also be unavailable for other types of fixed-income securities held by the Series. To determine the value of those securities, the Series may use a pricing service that takes into account not only developments related to the specific securities, but also transactions in comparable securities. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees determines that this does not represent fair value.

     FEDERAL INCOME TAXES. Each Series is treated as a partnership entity for federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to each partner. Accordingly, no tax provision is recorded for the Series.

     INVESTMENT INCOME. All of the net investment income and realized and unrealized gains and losses from security transactions are allocated pro rata among the investors in the Series on a daily basis.

     OTHER. Investment security transactions are accounted for on a trade date basis. Each Series uses the specific identification method for determining realized gain and loss on investments for both financial and federal income tax reporting purposes. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES. Effective November 1, 1999, Wilmington Trust Company ("WTC"), a wholly owned subsidiary of Wilmington Trust Corporation, provides investment advisory services to each Series. For its services, WTC receives a fee of 0.35% of each Series' first $1 billion of average daily net assets; 0.30% of each Series' next $1 billion of average daily net assets; and 0.25% of each Series' average daily net assets in excess of $2 billion. For periods prior to November 1, 1999, WTC and Kiewit Investment Management Corporation provided advisory services to the Short/Intermediate Bond Series at an annual rate of 0.40% of average daily net assets.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES
--------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

     Effective November 1, 1999, WTC has agreed to reimburse certain fund expenses in an amount that will limit annual operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to not more than 0.55% of the average daily net assets of the Short/Intermediate Bond and Intermediate Bond Series and 0.75% of the average daily net assets of the Municipal Bond Series. This undertaking will remain in place until the Board of Trustees approves its termination.

     PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., a multi-bank holding company, provides administrative and accounting services to the Trust.

     WTC serves as custodian to the Trust and PFPC Trust Company serves as sub-custodian to the Trust.

4. INVESTMENT SECURITIES. During the six month period ended December 31, 2000, purchases and sales of investment securities (excluding short-term investments) are aggregated as follows:

                                                          SHORT/INTERMEDIATE  INTERMEDIATE       MUNICIPAL
                                                              BOND SERIES      BOND SERIES      BOND SERIES
                                                      ----------------------------------------------------------
   Purchases .....................................           $31,089,943       $28,273,344       $4,419,580
   Sales .........................................            33,335,163        21,155,355        2,746,006

WT INVESTMENT TRUST I -- FIXED INCOME SERIES
--------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS. Financial highlights for the periods were as follows:

                                               FOR THE SIX-MONTH
                                                 PERIOD ENDED
                                               DECEMBER 31, 2000             FOR THE FISCAL YEARS ENDED JUNE 30,
                                                  (UNAUDITED)         2000         1999          1998           1997(2)
                                             ---------------------------------------------------------------------------
SHORT/INTERMEDIATE BOND SERIES
   Total Return ...........................         6.31%**           4.23%          N/A           N/A           N/A
   Ratios to Average Net Assets:
      Expenses:
         Including expense limitations ....         0.51%*            0.47%         0.41%         0.45%         0.42%*
         Excluding expense limitations ....         0.51%*            0.51%         0.63%         0.53%         0.52%*
      Net investment income ...............         6.08%*            5.94%         5.39%         5.68%         5.88%*
   Portfolio Turnover Rate ................          23%               47%           34%          236%           52%

                                                                           FOR THE SIX MONTHS     FOR THE PERIOD
                                                                                  ENDED           NOVEMBER 1, 1999(1)
                                                                            DECEMBER 31, 2000        THROUGH
                                                                               (UNAUDITED)        JUNE 30, 2000
                                                                      -------------------------------------------------
INTERMEDIATE BOND SERIES
   Total Return** ..................................................              7.02%               4.00%
   Ratios to Average Net Assets:*
      Expenses .....................................................              0.51%               0.49%
      Net investment income ........................................              6.21%               6.30%
   Portfolio Turnover Rate .........................................               26%                 53%

                                                                           FOR THE SIX MONTHS     FOR THE PERIOD
                                                                                  ENDED           NOVEMBER 1, 1999(1)
                                                                            DECEMBER 31, 2000        THROUGH
                                                                               (UNAUDITED)        JUNE 30, 2000
                                                                      -------------------------------------------------
MUNICIPAL BOND SERIES
   Total Return** ..................................................              5.40%              3.70%
   Ratios to Average Net Assets:*
      Expenses .....................................................              0.58%              0.61%
      Net investment income ........................................              4.67%              4.77%
   Portfolio Turnover Rate .........................................               17%                50%

*    Annualized.
**   Not annualized.
(1)  Commencement of operations.
(2) For the period March 1, 1997 (commencement of operations) through June 30, 1997.
N/A  Not Available

                                                                      WILMINGTON
                                                                           FUNDS


     FIXED INCOME PORTFOLIOS

                           - SHORT/INTERMEDIATE BOND
                              - INTERMEDIATE BOND
                                - MUNICIPAL BOND


                                  SEMI-ANNUAL
                               December 31, 2000



                                    TRUSTEES
                                Robert H. Arnold
                                  Eric Brucker
                               Robert J. Christian
                              Nicholas A. Giordano
                                 Louis Klein Jr.
                              Clement C. Moore, II
                                John J. Quindlen
                               William P. Richards


                                    OFFICERS
                         Robert J. Christian, PRESIDENT
                           Eric Cheung, VICE PRESIDENT
                      Joseph M. Fahey, Jr., VICE PRESIDENT
                          John R. Giles, VICE PRESIDENT
                           Fred Filoon, VICE PRESIDENT
                             Pat Colletti, TREASURER


                               INVESTMENT ADVISER
                            Wilmington Trust Company
                               Rodney Square North
                            1100 North Market Street
                              Wilmington, DE 19890


                                    CUSTODIAN
                            Wilmington Trust Company
                               Rodney Square North
                            1100 North Market Street
                              Wilmington, DE 19890


                                   DISTRIBUTOR
                             PFPC Distributors, Inc.
                               3200 Horizon Drive
                            King of Prussia, PA 19406


                                 ADMINISTRATOR,
                               TRANSFER AGENT AND
                                ACCOUNTING AGENT
                                    PFPC Inc.
                              400 Bellevue Parkway
                              Wilmington, DE 19809


THIS SEMI-ANNUAL REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A CURRENT PROSPECTUS OF THE WILMINGTON FIXED INCOME PORTFOLIOS.

WFIP-SEMI-12/00